Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule of deferred tax assets and liabilities
As at December 31	2018	2017
Deferred tax assets
Non-capital loss carryforwards	$127,176	$326,108
Total deferred tax assets	$127,176	$326,108

Schedule of deferred tax assets not recognized
As at December 31	2018	2017
Deferred tax assets
Scientific research and experimental development	$3,237,000	$3,574,000
Holdback receivable	199,000	-
Other	159,000	315,000
Total deferred tax assets	$3,595,000	$3,889,000

Schedule of reconciliation of statutory rate to the income tax rate applied to the net (loss) income
Year ended December 31	2018	2017	2016
Income (loss) for the year
Canadian	$3,439,883	$(2,178,334)	$(4,012,706)
Foreign	1,382,632	4,615,378	7,807,249
	$4,822,515	$2,437,044	$3,794,543

Year ended December 31	2018	2017	2016
Canadian federal and provincial income taxes at 27% (2017 – 27%; 2016 – 27%)	$(1,302,000)	$(658,000)	$(1,025,000)
Permanent differences and other items	26,000	(335,000)	(758,000)
Foreign tax rate in foreign jurisdictions	85,000	656,000	2,159,000
Change in unrecognized deferred tax assets	294,000	9,397,000	(546,000)
	$(897,000)	$9,060,000	$(170,000)

Schedule of barbados losses available for application in future years
2019	$2,478,000
2020	1,271,000
2022	1,339,000
$5,088,000